SECURITIES CLASS ACTION LAWSUITS	3 Months Ended
Mar. 31, 2013
SECURITIES CLASS ACTION LAWSUITS
SECURITIES CLASS ACTION LAWSUITS

17.   SECURITIES CLASS ACTION LAWSUITS

  On November 7, 2011 and November 22, 2011, the Company and certain current and former officers who also are, or were, directors were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., respectively, which were filed in the United States District Court for the Southern District of New York. On February 6, 2012, the court entered an order consolidating the actions under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation and appointed a lead plaintiff (not one of the plaintiffs who filed the original complaints). On April 6, 2012, the lead plaintiff served its Consolidated Complaint (the "Complaint"). The Complaint names the Company, its current Chief Executive Officer and its former President and Chief Operating Officer as defendants and purports to be brought on behalf of all persons and entities who purchased or otherwise acquired the Company's publicly traded securities in the United States or on a U.S. exchange during the period July 28, 2010 through October 19, 2011 (the "Class Period"). The Complaint alleges, among other things, that defendants violated U.S. securities laws by misrepresenting the Company's gold reserves and the status, ability to operate and projected production of its Goldex mine. The Complaint seeks, among other things, (i) a determination that the action is a proper class action and (ii) an award of unspecified damages, attorneys' fees and expenses. On June 6, 2012, the Company and the other defendants filed a motion, pursuant to the Private Securities Litigation Reform Act and Rules 9(b) and 12(b)(6) of the Federal Rules of Civil Procedure, to dismiss the Consolidated Complaint, for failure to state a claim upon which relief could be granted. On January 14, 2013, Judge Oetken granted the Company's motion to dismiss the Complaint and all claims therein and denied the plaintiffs' request for leave to amend the Complaint. On February 12, 2013, the plaintiffs filed a Notice of Appeal to the United States Court of Appeals for the Second Circuit. No date has been set for the appeal.

  On March 8, 2012 and April 10, 2012, a Notice of Action and Statement of Claim (collectively, the "Ontario Claim") were issued by William Leslie, AFA Livforsakringsaktiebolag and certain other entities against the Company and certain of its current and former officers and directors. On September 27, 2012, the plaintiffs issued a Fresh as Amended Statement of Claim. The Fresh as Amended Statement of Claim alleges that the Company's public disclosure concerning water flow issues at its Goldex mine was misleading. The Ontario Claim was issued by the plaintiffs on behalf of all persons and entities who acquired securities of the Company during the period March 26, 2010 to October 19, 2011, excluding persons resident or domiciled in the Province of Quebec at the time they purchased or acquired such securities. The plaintiffs seek, among other things, damages of C$250.0 million and to certify the Ontario Claim as a class action. The plaintiffs brought motions for leave to commence an action under s. 138 of the Securities Act (Ontario) (the "OSA") and to certify the action as a class action. On April 17, 2013, the Court issued Orders granting the plaintiffs leave to commence an action under s. 138 of the OSA and certifying the action as a class action on behalf of persons who acquired securities of the Company over the TSX or certain other Canadian alternative exchanges, or in exchange for shares of Comaplex Minerals Corp. by way of a plan of arrangement completed on or around July 6, 2010, and continued to hold some or all of those securities on one or both of July 28, 2011 and October 19, 2011, except for certain defined excluded persons. The Company intends to vigorously defend the Ontario Claim.

  On April 12, 2012, two senior officers of the Company were served with a Motion for Leave to Institute a Class Action and for the Appointment of a Representative Plaintiff (the "Quebec Motion"). The action is on behalf of all persons and entities residing or domiciled in Quebec who acquired securities of the Company between March 26, 2010 and October 19, 2011. The proposed class action is for damages of C$100.0 million arising as a result of allegedly misleading disclosure by the Company concerning its operations at the Goldex mine. On October 15, 2012, the plaintiffs served an amended Quebec Motion seeking leave to commence an action under the Securities Act (Quebec) in addition to seeking authorization to institute a class action. No date has been set for the hearing to argue the Quebec Motion. The Company intends to vigorously contest the Quebec Motion and defend the claim.